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                               STI CLASSIC FUNDS

                      BOND FUNDS--INVESTOR AND FLEX SHARES
                            BOND FUNDS--TRUST SHARES

                     EQUITY FUNDS--INVESTOR AND FLEX SHARES
                           EQUITY FUNDS--TRUST SHARES

      SUPPLEMENT DATED MAY 29, 1998 TO THE EQUITY FUNDS--INVESTOR AND FLEX SHARES PROSPECTUS DATED OCTOBER 1, 1997 (AS REVISED APRIL 10, 1998); TO
      THE EQUITY FUNDS--TRUST SHARES PROSPECTUS DATED OCTOBER 1, 1997, AS SUPPLEMENTED ON NOVEMBER 25, 1997; TO THE BOND FUNDS--INVESTOR AND FLEX SHARES PROSPECTUS DATED OCTOBER 1, 1997, AS SUPPLEMENTED ON DECEMBER 8,
     1997; AND TO THE BOND FUNDS--TRUST SHARES PROSPECTUS DATED OCTOBER 1,
        1997, AS SUPPLEMENTED ON NOVEMBER 25, 1997 (THE "PROSPECTUSES").

    THIS SUPPLEMENT PROVIDES NEW AND ADDITIONAL INFORMATION BEYOND THAT CONTAINED IN THE PROSPECTUSES AND SHOULD BE RETAINED AND READ IN CONJUNCTION WITH THE PROSPECTUSES.

    Effective April 13, 1998, the STI Classic Funds' Tennessee Tax-Exempt Bond Fund ceased operations and closed to all investors.

    Effective May 1, 1998, the STI Classic Funds' Small Cap Equity Fund closed to all new investors except for those who purchase shares through a SunTrust Trust Share 401(k) Service account.

              PLEASE RETAIN THIS SUPPLEMENT FOR FUTURE REFERENCE.